Trade Receivables - Summary of Changes in Provision for Doubtful Accounts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	€ 8,699	€ 9,627
Charges – bad debt expense	1,802	2,389
Reductions – write off of uncollectible amounts	(1,024)	(3,317)
Reclassification to assets held for sale	(1,596)
Balance at end of year	€ 7,881	€ 8,699